Investments	6 Months Ended
Sep. 30, 2023
Investments
3. Investments
Available-for-sale
and
held-to-maturity
securities
The amortized cost, net of allowance for credit losses, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2023 and September 30, 2023 are as follows:

	Amortized cost (4)(5)	Gross unrealized gains	Gross unrealized losses	Fair value

	(in millions of yen)
March 31, 2023

Available-for-sale securities:
Debt securities:
Japanese government bonds	16,483,722	3,067	37,496	16,449,293
Japanese local government bonds	560,093	198	5,628	554,663
U.S. Treasury bonds and federal agency securities	382,990	—	7,289	375,701
Other foreign government bonds	1,309,473	661	2,261	1,307,873
Agency mortgage-backed securities (1)	532,364	1,140	11,307	522,197
Residential mortgage-backed securities	48,257	71	866	47,462
Commercial mortgage-backed securities	856,708	5,157	451	861,414
Japanese corporate bonds and other debt securities	2,100,733	13,024	4,538	2,109,219
Foreign corporate bonds and other debt securities (2)	1,005,209	2,319	1,581	1,005,947

Total	23,279,549	25,637	71,417	23,233,769

Held-to-maturity securities:
Debt securities:
Japanese government bonds	799,305	2,171	1,028	800,448
Agency mortgage-backed securities (3)	1,250,802	403	136,545	1,114,660

Total	2,050,107	2,574	137,573	1,915,108

September 30, 2023

Available-for-sale securities:
Debt securities:
Japanese government bonds	19,927,552	6,343	40,859	19,893,035
Japanese local government bonds	576,292	70	10,373	565,989
U.S. Treasury bonds and federal agency securities	157,570	133	711	156,992
Other foreign government bonds	1,492,781	682	1,529	1,491,934
Agency mortgage-backed securities (1)	534,090	60	21,083	513,068
Residential mortgage-backed securities	42,478	32	1,488	41,021
Commercial mortgage-backed securities	831,648	4,867	1,374	835,142
Japanese corporate bonds and other debt securities	1,969,955	23,011	6,734	1,986,232
Foreign corporate bonds and other debt securities (2)	970,628	1,414	942	971,100

Total	26,502,994	36,611	85,092	26,454,513

Held-to-maturity securities:
Debt securities:
Japanese government bonds	579,355	665	9,815	570,205
Agency mortgage-backed securities (3)	2,419,351	3	254,840	2,164,514

Total	2,998,706	668	264,655	2,734,719

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥522,166 million and ¥31 million, respectively, at March 31, 2023, and ¥513,041 million and ¥27 million, respectively, at September 30, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a

Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥330,365 million at March 31, 2023, and ¥231,937 million at September 30, 2023.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
(4)	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2023 and September 30, 2023.
(5)	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥5,637 million at March 31, 2023, and ¥11,930 million at September 30, 2023 and included in Accrued income.
Contractual maturities
The amortized cost, net of allowance for credit losses, and fair value of available-for-sale
and
held-to-maturity
securities at September 30, 2023 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,729,641	665,373	1,430,815	101,722	19,927,552
Japanese local government bonds	51,595	266,148	251,551	6,998	576,292
U.S. Treasury bonds and federal agency securities	157,570	—	—	—	157,570
Other foreign government bonds	1,101,853	388,223	1,354	1,350	1,492,781
Agency mortgage-backed securities	—	—	998	533,092	534,090
Residential mortgage-backed securities	—	—	—	42,478	42,478
Commercial mortgage-backed securities	4,116	509,320	317,512	700	831,648
Japanese corporate bonds and other debt securities	376,712	1,041,562	216,770	334,911	1,969,955
Foreign corporate bonds and other debt securities	521,090	301,639	128,402	19,498	970,628

Total	19,942,576	3,172,266	2,347,403	1,040,749	26,502,994

Held-to-maturity securities:
Debt securities:
Japanese government bonds	120,005	129,971	329,379	—	579,355
Agency mortgage-backed securities	—	—	—	2,419,351	2,419,351

Total	120,005	129,971	329,379	2,419,351	2,998,706

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,729,073	664,990	1,409,087	89,885	19,893,035
Japanese local government bonds	51,600	264,959	243,005	6,426	565,989
U.S. Treasury bonds and federal agency securities	156,992	—	—	—	156,992
Other foreign government bonds	1,101,669	387,560	1,354	1,350	1,491,934
Agency mortgage-backed securities	—	—	990	512,077	513,068
Residential mortgage-backed securities	—	—	—	41,021	41,021
Commercial mortgage-backed securities	4,119	510,315	319,997	711	835,142
Japanese corporate bonds and other debt securities	376,704	1,039,149	214,736	355,643	1,986,232
Foreign corporate bonds and other debt securities	520,722	302,136	128,471	19,772	971,100

Total	19,940,879	3,169,109	2,317,640	1,026,885	26,454,513

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total

	(in millions of yen)
Held-to-maturity securities:
Debt securities:
Japanese government bonds	120,465	129,838	319,902	—	570,205
Agency mortgage-backed securities	—	—	—	2,164,514	2,164,514

Total	120,465	129,838	319,902	2,164,514	2,734,719

Credit losses
The MHFG Group did not recognize allowance for credit losses on available-for-sale
securities as of September 30, 2022, a decrease by ¥34 billion from March 31, 2022. The decrease was due to a sale of certain Japanese corporate bonds and other debt securities during the period. The Group did not recognize allowance for credit losses on available-for-sale
securities on March 31 and September 30, 2023. The Group did not recognize allowance for credit losses on held-to-maturity
securities on March 31 and September 30, 2022 and March 31 and September 30, 2023 because held-to-maturity
securities consist of Japanese government bond and agency mortgage-backed securities like Ginnie Mae securities. See Note 1 “Basis of presentation” for further details of the methodology used to determine the allowance for credit losses.
Continuous unrealized loss position
The following table shows the gross unrealized losses, net of allowance for credit losses, and fair value of available-for-sale
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2023 and September 30, 2023:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

	(in millions of yen)
March 31, 2023

Available-for-sale securities:
Debt securities:
Japanese government bonds	3,706,134	11,369	1,419,222	26,127	5,125,356	37,496
Japanese local government bonds	146,484	1,596	322,224	4,032	468,708	5,628
U.S. Treasury bonds and federal agency securities	65,288	765	293,149	6,524	358,437	7,289
Other foreign government bonds	475,493	674	250,130	1,587	725,623	2,261
Agency mortgage-backed securities (Note)	142,776	2,361	238,858	8,946	381,634	11,307
Residential mortgage-backed securities	16,230	265	22,017	601	38,247	866
Commercial mortgage-backed securities	105,346	304	43,653	147	148,999	451
Japanese corporate bonds and other debt securities	1,177,725	3,775	635,289	763	1,813,014	4,538
Foreign corporate bonds and other debt securities	434,339	1,279	68,959	302	503,298	1,581

Total	6,269,815	22,388	3,293,501	49,029	9,563,316	71,417

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

	(in millions of yen)

September 30, 2023

Available-for-sale securities:
Debt securities:
Japanese government bonds	3,706,407	3,140	1,425,046	37,720	5,131,453	40,859
Japanese local government bonds	117,459	1,701	415,568	8,673	533,027	10,373
U.S. Treasury bonds and federal agency securities	—	—	138,385	711	138,385	711
Other foreign government bonds	635,471	601	139,510	927	774,981	1,529
Agency mortgage-backed securities (Note)	177,150	2,415	313,447	18,668	490,597	21,083
Residential mortgage-backed securities	694	—	33,356	1,488	34,050	1,488
Commercial mortgage-backed securities	64,881	303	98,879	1,071	163,761	1,374
Japanese corporate bonds and other debt securities	329,116	1,474	1,364,630	5,260	1,693,746	6,734
Foreign corporate bonds and other debt securities	328,019	792	39,381	150	367,399	942

Total	5,359,197	10,425	3,968,201	74,667	9,327,398	85,092

Note:
Agency mortgage-backed securities pr
e
sented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥381,634 million at March 31, 2023, and ¥490,597 million at September 30, 2023. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Available-for-sale securities are considered impaired if the fair value is less than the amortized cost. The MHFG Group recognizes impairment losses in earnings if the Group has the intent to sell the debt security, or if it is more likely than not that the Group will be required to sell the debt security before recovery of its amortized cost. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases are expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, except for the securities for which credit losses have been recognized in income, the Group determined that their entire amortized cost bases are expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, except for the securities for which credit losses have been recognized in income, the Group determined that the debt securities in an unrealized loss position were not considered credit losses.
Realized gains and losses
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2022 and 2023. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Gross realized gains	15,905	10,472
Gross realized losses	(9,151)	(3,990)

Net realized gains (losses) on sales of available-for-sale securities	6,754	6,481

Equity securities
Equity securities include securities which have readily determinable fair values, securities which qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent), and securities which are without readily determinable fair values. Equity securities which have readily determinable fair values mainly consist of common stock of Japanese listed companies. Equity securities which are measured based on the net asset value per share (or its equivalent) consist of private equity and real estate funds. Equity securities without readily determinable fair values include non-marketable
stock including preferred stock issued by equity method investees.
Net gains and losses
The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023

	(in millions of yen)

Net gains (losses) recognized during the period on equity securities	(113,461)	490,375
Less: Net gains (losses) recognized during the period on equity securities sold during the period	7,246	54,483

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	(120,707)	435,892

Equity securities without readily determinable fair values
The following table shows carrying amounts of equity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023

	(in millions of yen)

Carrying amounts at the end of the period	207,743	350,621
Downward adjustments and impairments	5,345	6,514
Upward adjustments	13,015	13,006
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for equity securities without readily determinable fair values.

	Six months ended September 30,
	2022	2023

	(in millions of yen)

Downward adjustments and impairments	799	1,438
Upward adjustments	669	66
The MHFG Group elected to measure all equity securities without readily determinable fair values, which do not qualify for the practical expedient to estimate fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, the Group assesses whether these equity securities are impaired. Impairment is primarily based on a liquidation value technique that considers the financial condition, credit ratings, and near-term prospects of the issuers. When the observable price changes or impairments exist, the securities are adjusted to fair value, with the full difference between the fair value of the security and its carrying amount recognized in earnings.
Other investments
The following table summarizes the composition of Other investments at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023

	(in millions of yen)
Equity method investments	598,772	706,974
Investments held by consolidated investment companies and other	68,429	85,847

Total	667,201	792,821

Equity method investments
Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥268,736 million and ¥306,734 million, at March 31, 2023 and September 30, 2023, respectively. The aggregate market values of these marketable equity securities were ¥503,171 million and ¥601,763 million, respectively.
The majority of the aggregate market values of these marketable equity securities as of September 30, 2023 include Orient Corporation, Joint Stock Commercial Bank for Foreign Trade of Vietnam and Mizuho Leasing Company, Limited of which the Group’s proportionate share of the total outstanding common stock were 49.00%, 15.00% and 23.54%, respectively. In addition, equity method investments as of September 30, 2023 include non-marketable
equity securities such as Matthews International Capital Management, LLC, Custody Bank of Japan, Ltd. and Rakuten Securities, Inc. of which the Group’s proportionate share of the total outstanding common stock were 18.27%, 27.00% and 20.00%, respectively.
Investments held by consolidated investment companies
The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable
investments.